Consolidated Statements of financial position (USD $)	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Current assets
Cash and cash equivalents	$ 517,154	$ 1,643,771	$ 8,599,010
Receivables	79,096	56,526	47,075
Injunction bond	0	350,000	0
Prepaid expenses	229,543	272,750	79,837
Deferred issuance costs	27,580	37,380	0
Total current assets	853,373	2,360,427	8,725,922
Equipment	783	824	1,044
Unproven mineral properties	1,600,000	1,600,000	1,300,000
Long term deposit	975,000	975,000	225,000
Reclamation deposits	15,000	15,000	15,000
Total non-current assets	2,590,783	2,590,824	1,541,044
TOTAL ASSETS	3,444,156	4,951,251	10,266,966
Current liabilities
Trade payables and accrued liabilities	706,401	1,053,170	522,649
Convertible debentures	2,990,373	1,624,128	0
Convertible debentures - subscriptions received	0	350,000	0
Derivative liability	922,328	1,619,786	6,374,170
TOTAL LIABILITIES	4,619,102	4,647,084	6,896,819
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock - Unlimited authorized without par value, 183,593,073 and 183,551,407 issued and outstanding at May 31, 2013 and February 28, 2013, respectively	33,670,350	33,659,380	31,286,606
Additional paid-in capital	15,446,885	15,088,169	11,052,223
Accumulated deficit	(13,514,818)	(13,514,818)	(13,514,818)
Deficit accumulated during exploration stage	(36,777,363)	(34,928,564)	(25,453,864)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,174,946)	304,167	3,370,147
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 3,444,156	$ 4,951,251	$ 10,266,966